Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Research and development grants received	$ 56,000		$ 162,017
Warrant [Member]
Issuance of warrants to purchase ordinary shares	4,518,406	3,106,000